Trade and other receivables	18 Months Ended
Oct. 31, 2018
Trade and other receivables [Abstract]
Trade and other receivables
17 Trade and other receivables

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Trade receivables		1,089,589		266,225
Less: provision for impairment of trade receivables		(41,860)		(2,599)
Trade receivables net		1,047,729		263,626
Prepayments		59,966		23,239
Other receivables		79,062		1,534
Accrued income		85,276		1,110
		1,272,033		289,509

Concentrations of credit risk with respect to trade receivables are limited due to the Group’s customer base being large and unrelated. The Group considers the credit quality of trade and other receivables on a customer-by-customer basis. The Group considers that the carrying value of the trade and other receivables that is disclosed below gives a fair presentation of the credit quality of the assets. This is considered to be the case as there is a low risk of default due to the high number of recurring customers and credit control policies. In determining the recoverability of a trade receivable, the Group considers the ageing of each debtor and any change in the circumstances of the individual receivable. Due to this, management believes there is no further credit risk provision required in excess of the normal provision for doubtful receivables.

At October 31, 2018 and April 30, 2017, the carrying amount approximates the fair value of the instrument due to the short-term nature of the instrument. The trade receivables of $1,089.6m at October 31, 2018 is net of the $21.5m provision for impairment of trade receivables in the opening balance for the HPE Software business (note 39).

At October 31, 2018, trade receivables of $249.3m (April 30, 2017: $39.9m) were past due but not impaired. These relate to a large number of independent companies for whom there is no recent history of default. The amounts are regarded as recoverable. The average age of these receivables was 107 days in excess of due date (April 30, 2017: 24 days).

As at October 31, 2018, trade receivables of $41.9m (April 30, 2017: $2.6m) were either partially or fully impaired. The amount of the provision was $41.9m (April 30, 2017: $2.6m). The ageing of these receivables is as follows:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Up to three months		-		48
Three to four months		3,621		731
Over four months		38,239		1,820
		41,860		2,599

Movements in the Group provision for impairment of trade receivables were as follows:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
At 1 May		2,599		4,486
Provision for receivables impairment		40,016		2,023
Receivables written off as uncollectable		(686)		(1,271)
Receivables previously provided for but now collected		(53)		(2,542)
Exchange adjustments		(16)		(97)
At October 31 / April 30		41,860		2,599

The creation and release of provision for impaired receivables have been included in selling and distribution costs in the consolidated statement of comprehensive income. Amounts charged in the allowance account are generally written off when there is no expectation of recovering additional cash. The Group does not hold any collateral as security.